Summary Of Significant Accounting Policies (The Estimated Useful Lives Of Depreciable Properties) (Detail)	12 Months Ended
Mar. 31, 2012 Year
Digital Switch Equipment (Including Wireless Telecommunications Equipment)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	8
Property, plant and equipment, useful life, maximum, years	16
Cables
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	13
Property, plant and equipment, useful life, maximum, years	21
Tubes And Tunnels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, average, years	50
Reinforced Concrete Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	42
Property, plant and equipment, useful life, maximum, years	56
Machinery, Vessels And Tools
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	3
Property, plant and equipment, useful life, maximum, years	26